Loans and Allowance for Loan and Lease Losses - Allowance For Loan And Lease Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Allowance for Loan Losses [Roll Forward]
Beginning Balance	$ 16,533	$ 15,580
Charge-offs	(223)	(2,041)
Recoveries	965	494
Provisions	1,800	2,500
Ending Balance	19,075	16,533
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			$ 610	$ 458
Allowances for loan losses, Collectively evaluated for impairment			18,465	16,075
Allowance for loan losses	16,533	15,580	19,075	16,533
Loans, Individually evaluated for impairment			21,857	25,452
Loans, Collectively evaluated for impairment			1,219,300	986,265
Total Loans			1,241,157	1,011,717
Commercial
Allowance for Loan Losses [Roll Forward]
Beginning Balance	684	1,188
Charge-offs	(128)	(134)
Recoveries	47	45
Provisions	115	(415)
Ending Balance	718	684
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			14	0
Allowances for loan losses, Collectively evaluated for impairment			704	684
Allowance for loan losses	684	1,188	718	684
Loans, Individually evaluated for impairment			14	17
Loans, Collectively evaluated for impairment			34,626	38,955
Total Loans			34,640	38,972
Real Estate | Real Estate Construction
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,068	2,764
Charge-offs	(27)	(687)
Recoveries	600	0
Provisions	(947)	(9)
Ending Balance	1,694	2,068
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			69	135
Allowances for loan losses, Collectively evaluated for impairment			1,625	1,933
Allowance for loan losses	2,068	2,764	1,694	2,068
Loans, Individually evaluated for impairment			5,589	5,952
Loans, Collectively evaluated for impairment			134,288	89,673
Total Loans			139,877	95,625
Consumer
Allowance for Loan Losses [Roll Forward]
Beginning Balance	230	236
Charge-offs	(19)	0
Recoveries	0	0
Provisions	(1)	(6)
Ending Balance	210	230
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	0
Allowances for loan losses, Collectively evaluated for impairment			210	230
Allowance for loan losses	230	236	210	230
Loans, Individually evaluated for impairment			0	81
Loans, Collectively evaluated for impairment			14,424	16,168
Total Loans			14,424	16,249
Construction | Real Estate | Real Estate Construction
Loans and Allowances for Loan Losses [Abstract]
Total Loans			139,877	95,625
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	2,017	2,082
Charge-offs	0	(430)
Recoveries	189	113
Provisions	(144)	252
Ending Balance	2,062	2,017
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			36	58
Allowances for loan losses, Collectively evaluated for impairment			2,026	1,959
Allowance for loan losses	2,017	2,082	2,062	2,017
Loans, Individually evaluated for impairment			2,441	3,790
Loans, Collectively evaluated for impairment			133,176	122,460
Total Loans			135,617	126,250
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	4,630	3,889
Charge-offs	(49)	(622)
Recoveries	86	319
Provisions	1,186	1,044
Ending Balance	5,853	4,630
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			192	250
Allowances for loan losses, Collectively evaluated for impairment			5,661	4,380
Allowance for loan losses	4,630	3,889	5,853	4,630
Loans, Individually evaluated for impairment			11,299	12,401
Loans, Collectively evaluated for impairment			310,281	258,071
Total Loans			321,580	270,472
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	6,277	4,916
Charge-offs	0	(118)
Recoveries	43	17
Provisions	1,597	1,462
Ending Balance	7,917	6,277
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			299	15
Allowances for loan losses, Collectively evaluated for impairment			7,618	6,262
Allowance for loan losses	6,277	4,916	7,917	6,277
Loans, Individually evaluated for impairment			2,514	3,211
Loans, Collectively evaluated for impairment			542,877	413,106
Total Loans			545,391	416,317
Residential – Multifamily | Real Estate | Real Estate Mortgage
Allowance for Loan Losses [Roll Forward]
Beginning Balance	627	505
Charge-offs	0	(50)
Recoveries	0	0
Provisions	(6)	172
Ending Balance	621	627
Loans and Allowances for Loan Losses [Abstract]
Allowances for loan losses, Individually evaluated for impairment			0	0
Allowances for loan losses, Collectively evaluated for impairment			621	627
Allowance for loan losses	$ 627	$ 505	621	627
Loans, Individually evaluated for impairment			0	0
Loans, Collectively evaluated for impairment			49,628	47,832
Total Loans			$ 49,628	$ 47,832